Note 7 - Other Operating Income	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Other Operating Income and Expense [Text Block]

7. Other operating income

For the six-month period ended June 30, 2025, the Company recorded other operating income of $0.12 million that relates to loss of hire insurance for one of our vessels. No such case existed in the six-month period ended June 30, 2024.